                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:                  / /     (a)

         or fiscal year ending:             12/31/97         (b)

Is this a transition report? (Y/N)           N

Is this an amendment to a previous filing? (Y/N)       N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:   NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                               VLI SEPARATE ACCOUNT

         B. File Number:       811-03833

         C. Telephone Number:  (212) 576-7000

2.       A. Street:            51 MADISON AVENUE

         B. City: NEW YORK     C. State: NY       D. Zip Code: 10010    Zip Ext:

         E. Foreign Country:                                Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)           N

4.       Is this the last filing on this form by Registrant? (Y/N)            N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)      N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                   Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company?(Y/N)        Y

         [If answer is "N" (No), go to item 8.]
         B. How many separate series or portfolios did Registrant have at
         the end of the period?                                               3


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                                                         If filing more than one
                                                         Page 47, "X" box [ ]

For period ending 12/31/97

File number 811-03833

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: ____________________________________________________

     B. [/] File Number (If any): ______________

     C. [/] City: ________________State: ________Zip Code: ________Zip Ext.:____

        [/]Foreign Country: _____________________Foreign Postal Code: __________


111. A. [/] Depositor Name: ____________________________________________________

     B. [/] File Number (If any): ________

     C. [/] City: _______________State: ________Zip Code: ________Zip Ext.:_____

        [/] Foreign Country: ___________________Foreign Postal Code: ___________


112. A. [/] Sponsor Name: ______________________________________________________

     B. [/] File Number (If any): ______________

     C. [/] City: _______________State: ________Zip Code: ________Zip Ext.:_____

        [/] Foreign Country: ___________________Foreign Postal Code: ___________

112. A. [/] Sponsor Name: ______________________________________________________

     B. [/] File Number (If any): ______________

     C. [/] City: _______________State: ________Zip Code: ________Zip Ext.:_____

        [/] Foreign Country: ___________________Foreign Postal Code: ___________


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                                                         If filing more than one
                                                         Page 48, "X" box: [ ]
For period ending 12/31/97

File number 811-03833


113. A. [/] Trustee Name: ___________________________________________________

     B. [/] City: _______________State: ________Zip Code: ________Zip Ext.:_____

        [/] Foreign Country: ______________________Foreign Postal Code:_________

113. A. [/] Trustee Name: ______________________________________________________

     B. [/] City: _______________State: ________Zip Code: ________Zip Ext.:_____

        [/] Foreign Country: _____________________Foreign Postal Code: _________


114. A. [/] Principal Underwriter Name: ________________________________________

     B. [/] File Number: 8- ______________

     C. [/] City: _______________State: ________Zip Code: ________Zip Ext.:_____

        [/] Foreign Country: _____________________Foreign Postal Code: _________

114. A. [/] Principal Underwriter Name: ________________________________________

     B. [/] File Number: 8- ______________

     C. [/] City: _______________State: ________Zip Code: ________Zip Ext.:_____

        [/] Foreign Country: _____________________Foreign Postal Code: _________


115. A. [/] Independent Public Accountant Name: ________________________________

     B. [/] City: _______________State: ________Zip Code: ________Zip Ext.:_____

        [/] Foreign Country: _____________________Foreign Postal Code: _________

115. A. [/] Independent Public Accountant Name: ________________________________

     B. [/] City: ____________State: ________Zip Code: ________Zip Ext.:________

        [/] Foreign Country: _____________________Foreign Postal Code: _________


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                                                         If filing more than one
                                                         Page 49, "X" box: [ ]
For period ending 12/31/97

File number 811-03833


116. Family of investment companies information:

         A. [/] Is Registrant part of a family of investment  (Y/N)  _________
                companies?                                             Y/N

         B. [/] Identify the family in 10 letters: ____________________ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A. [/] Is Registrant a separate account of an insurance
                company?  (Y/N)                                       _______
         If answer is "Y" (Yes), are any of the following types of      Y/N
         contracts funded by the Registrant?:

         B. [/] Variable annuity contracts? (Y/N) ______________       ______
                                                                        Y/N
         C. [/] Scheduled premium variable life
                contracts? (Y/N) _______________________________       _______
                                                                         Y/N
         D. [/] Flexible premium variable life
                contracts? (Y/N) _______________________________       _______
                                                                         Y/N
         E. [/] Other types of insurance products registered under
                the Securities Act of 1933? (Y/N) _______________      _______
                                                                         Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the Securities
         Act of 1933 _____________________________________________      _______

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
         during the period _______________________________________      _______

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)__________________________________________   $ ________

121. [/] State the number of series for which a current prospectus
         was in existence at the end of the period ________________     ________

122. [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933
          during the current period _______________________________     ________


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                                                         If filing more than one
                                                         Page 50, "X" box: [ ]
For period ending 12/31/97

File number 811-03833


123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                      $ _________

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
        ($000's omitted)_______________________________              $ _________

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ________________  $584

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)____ $ ________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                               Number of        Total Assets     Total Income
                                               Series           ($000's          Distributions
                                               Investing        omitted)         ($000's omitted)
                                               ---------        --------         ----------------
A. U.S. Treasury direct issue                                   $                $
                                               -----------      ------------     ---------------
B. U.S. Government agency                                       $                $
                                               -----------      ------------     ---------------
C. State and municipal tax-free                                 $                $
                                               -----------      ------------     ---------------
D. Public utility debt                                          $                $
                                               -----------      ------------     ---------------
E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                                $                $
                                               -----------      ------------     ---------------
F. All other corporate intermed. & long-
     term debt                                                  $                $
                                               -----------      ------------     ---------------
G. All other corporate short-term debt                          $                $
                                               -----------      ------------     ---------------
H. Equity securities of brokers or dealers
      or parents of brokers or dealers                          $                $
                                               -----------      ------------     ---------------
I. Investment company equity securities             1           $     41,339     $
                                               -----------      ------------     ---------------
J. All other equity securities                                  $                $
                                               -----------      ------------     ---------------
K. Other securities                                             $                $
                                               -----------      ------------     ---------------
L. Total assets of all series of registrant         1           $     41,339     $
                                               -----------      ------------     ---------------


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                                                         If filing more than one
                                                         Page 51, "X" box: [ ]

For period ending 12/31/97

File number 811-03833


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed
         by an entity other than the issuer? (Y/N) ________________   _________
         [If answer is "N" (No), go to item 131.]                       [Y/N]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
         or interest at the end of the current period?
         (Y/N) _________________________                              _________
         [If answer is "N" (No), go to item 131.]                       [Y/N]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified
         in item 129 derived from insurance or guarantees?
         (Y/N) _________                                              _________
                                                                       [Y/N]

131.     Total expenses incurred by all series of Registrant
         during the current reporting period ($000's omitted)            $136
                            _________________________________          ________

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811- ________   811-________    811-________    811-________    811-________

         811- ________   811-________    811-________    811-________    811-________

         811- ________   811-________    811-________    811-________    811-________

         811- ________   811-________    811-________    811-________    811-________

         811- ________   811-________    811-________    811-________    811-________

         811- ________   811-________    811-________    811-________    811-________

         811- ________   811-________    811-________    811-________    811-________

         811- ________   811-________    811-________    811-________    811-________

         811- ________   811-________    811-________    811-________    811-________


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                                 SIGNATURE PAGE

For period ending 12/31/97

File number 811-03833



         This report is signed on behalf of the Registrant, NYLIAC VLI Separate Account, in the City of New York, in the State of New York, on the 23rd day of February, 1998.


                                   NYLIAC VLI Separate Account


                                   By: /s/ John A. Cullen
                                       -----------------------------------------
                                         John A. Cullen
                                         Vice President and Assistant Controller








Witness:


       /s/ Mindy Schwartzapfel
-------------------------------------
         Mindy Schwartzapfel
         Director - Accounting